Warrants	6 Months Ended
Jun. 30, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrants
13.	Warrants
Common Stock Warrants Liabilities
As part of the Bridge Financings discussed in Note 12, the Company issued warrants to purchase Class A Common Stock. The number of shares of Class A Common Stock for which the warrants are exercisable is not fixed and adjusts based on the fully diluted capitalization of the Company, as defined in the warrant agreements, at the time of exercise. As of June 30, 2021, the warrants were exercisable for 43.5 million shares of Class A Common Stock. The Company analyzed the provisions of the respective warrant agreements, which requires a multi-step approach to evaluate whether an equity-linked financial instrument has features that require treatment as a derivative liability. Based upon the fact that the number of shares of common stock that the warrants are exercisable for is not fixed and is subject to changes based on the Company’s capital structure, the warrants are not considered to be indexed to the Company’s stock. Therefore the warrants meet the criteria for derivative liability treatment and, as such, are recorded as other current liabilities in the unaudited consolidated condensed balance sheets.

The warrants issued as part of the Bridge Financing, which have an exercise price of $0.01, are net exercisable by the holder for a period of ten years. In the event of the merger discussed in Note 20, the warrants automatically net exercise into Class A Common Stock of the Company which will then be exchanged for common stock in Osprey at the exchange rate applicable to the Company’s Class A Common Stock.
Subsequent Accounting for Warrant Liabilities
Derivative liabilities must be measured at fair value upon issuance and re-valued
at the end of each reporting period through expiration. Any change in fair value between the respective reporting dates is recognized as an unrealized gain or loss in the accompanying unaudited consolidated condensed statements of operations and comprehensive loss. Refer to Note 19 for more information.